Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations Disaggregation of Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations Disaggregation of Revenue
5.	Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations Disaggregation of Revenue
Revenue from subscription-based contracts was $20,356 and represented 47% of total revenue for the year ended December 31, 2021. Revenue from subscription-based contracts was $7,677, representing 27% of total revenue for the year ended December 31, 2020. Revenue from non-subscription-based
contracts was $23,019 and represented 53% of total revenue for the year ended December 31, 2021. Revenue from non-subscription-based
contracts was $20,813, representing 73% of total revenue for the year ended December 31, 2020.
The following revenue disaggregated by geography was recognized:

	Year Ended December 31, 2021		Year Ended December 31, 2020
EMEA (1)	$20,562	48%	$14,213	50%
Americas (2)	15,719	36%	10,759	38%
Asia Pacific (3)	7,094	16%	3,518	12%

Total	$43,375	100%	$28,490	100%

(1)	Netherlands represented 24% and 37% for the years ended December 31, 2021 and 2020, respectively.
(2)	U.S. represented 36% and 38% for the years ended December 31 2021 and 2020, respectively.
(3)	Australia represented 11% and 9% for the years ended December 31, 2021 and 2020, respectively.
Contract Assets
The increase in contract assets is due to the acquisition of exactEarth. At December 31, 2021 and 2020, Contract assets were $2,084 and $853, respectively, on the Consolidated Balance Sheets. Changes in Contract assets were as follows:

	December 31,
	2021	2020
Balance at the beginning of the year	$853	$493
Contract assets recorded during the year	2,529	1,577
Reclassified to Accounts receivable	(1,298)	(1,217)

Balance at the end of the year	$2,084	$853

Contract Liabilities
At December 31, 2021, Contract liabilities were $9,255 of which $8,627 is reported in current portion of Contract liabilities and $628 is reported in non-current
potion in Other long-term liabilities on the Company’s Consolidated Balance Sheets. At December 31, 2020, Contract liabilities were $8,110 and is reported in current portion of Contract liabilities on the Consolidated Balance Sheets.
Changes in Contract liabilities were as follows:

	December 31,
	2021	2020
Balance at the beginning of the year	$8,110	$4,550
Contract liabilities recorded during the year	8,343	7,759
Revenue recognized during the year	(6,950)	(4,199)
Other	(248)	—

Balance at the end of the year	$9,255	$8,110

Remaining Performance Obligations
The Company has performance obligations associated with commitments in customer contracts for future services that have not yet been recognized as revenue. These commitments for future services exclude (i) contracts with an original term of one year or less, and (ii) cancellable contracts. As of December 31, 2021, the amount not yet recognized as revenue from these commitments is $83,171. The Company expects to recognize 53% of these future commitments over the next 12 months and the remaining 47% thereafter as revenue when the performance obligations are met.